CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2026	Dec. 31, 2025		Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 8,267,110	$ 24,661,284		$ 209,337
Restricted cash	875,141	875,141		0
Subscription for Orbit shares (related party)		11,778,600
Inventories, net of reserve of nil and $1,161,469 at December 31, 2025 and 2024, respectively	293,499			1,526,467
Advance on Tekne Convertible Receivable		1,179,686
Prepaid expenses and other current assets (including $233,498 and nil with related parties, respectively)	3,688,148	1,621,303		162,749
Total current assets	35,693,910	45,784,559		1,898,553
Accounts Receivable, after Allowance for Credit Loss, Current	201,571	0		0
Tekne Convertible Note Receivable	20,417,810
Property and equipment, net	10,955			4,834,729
Operating lease right-of-use assets				202,411
Other assets	68,367			34,359
Total Assets	76,148,310	49,819,239		6,970,052
Goodwill	19,262,851
Intangible assets subject to amortization, net	2,799,968
Investments at fair value	12,664,441
Current liabilities
Accounts payable	2,644,691	2,130,686		6,301,310
Accrued expenses	7,526,946	3,276,794		4,301,195
Current portion of notes payable (including nil and $8,130,638 with related parties, respectively)		25,874,146		9,242,183
Shareholder advances	99,936	99,936		644,936
Claims settlement liability		5,575
Current portion of operating lease liability	45,244			237,369
Contract liabilities	428,346	0		24,000
Convertible note derivative liability				37,900
Preferred stock liability	13,439,670	21,889,050
Total current liabilities	63,384,589	61,402,511		20,788,893
Current portion of debt	39,673,346	25,874,146
SEPA liability	2,994,500	3,201,500
Warrant liabilities	5,617,340	397,401		128,615
TOTAL LIABILITIES	73,047,738	65,001,412		20,917,508
Commitments and Contingencies (Note 7)
Convertible preferred stock, $0.0001 par value; 50,000,000 shares authorized; 2,188,905 and 2,388,905 shares issued and outstanding at December 31, 2025 and 2024	928,000	0	[1]	23,889,050	[1]
Stockholders' Deficit
Common Stock, $0.0001 par value; 900,000,000 shares authorized; 92,816,561 and 4,062,974 shares issued and outstanding at December 31, 2025 and 2024, respectively	15,459	9,282	[2]	406	[2]
Additional paid-in capital	203,069,515	185,288,376	[2]	93,969,693	[2]
Accumulated deficit	(200,939,729)	(200,479,831)		(131,806,605)
Total Stockholders' Deficit	2,172,572	(15,182,173)		(37,836,506)
Accumulated other comprehensive income	27,327
Total liabilities and stockholders' deficit	76,148,310	49,819,239		6,970,052
Contingent consideration (including $482,916 and nil with related parties, respectively)	625,491
Deferred tax liability	173,351
Other liabilities	252,467
Previously Reported [Member]
Current liabilities
Accrued expenses		3,271,219
Related Party [Member]
Current assets
Subscription for Orbit shares (related party)		11,778,600
SYME inventory advance (related party)		5,668,545
Prepaid expenses and other current assets (including $233,498 and nil with related parties, respectively)	1,772,288	233,498		0
SYME Convertible Note Receivable (related party)	1,950,631
Equity method investment (related-party)		949,806
Deposit on acquisition (related party)		733,272
Convertible note receivable (related party)		2,351,602
SYME Bonds (related-party)	5,647,818
SYME Convertible Note Receivable (related party)		2,351,602
Current liabilities
Accounts payable	97,219	0
Accrued expenses	$ 2,474,831	0
Current portion of notes payable (including nil and $8,130,638 with related parties, respectively)		0		$ 8,130,638
Preferred obligation related to Orbit Transaction (related party)		$ 8,131,899

[1]	As of December 31, 2025, the value of the convertible preferred stock is presented within preferred stock liability. For additional information, see Note 10.
[2]	Amounts for the periods presented have been adjusted to reflect the 1-for-4.99 February 2026 Reverse Stock Split, as defined and further described in Note 2.